COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Rental of Premises [Member]
Property Subject to or Available for Operating Lease [Line Items]
2017	$ 3,940
2018	3,920
2019	4,042
2020	4,050
2021	4,057
Thereafter	2,632
Total	22,641
Lease of Motor Vehicles [Member]
Property Subject to or Available for Operating Lease [Line Items]
2017	268
2018	193
2019	105
2020
2021
Thereafter
Total	$ 566